Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	¥ 387	¥ 845	¥ 1,472	¥ 1,409
Real Estate
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 387	69	¥ 1,472	622
Investment and Operation Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses				11
Overseas Business Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		¥ 519		¥ 519